Other Receivables and Prepayments (Details) - Schedule of other receivables and prepayments - USD ($)	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Other Receivables And Prepayments Abstract
Prepaid research and development expenses	$ 520,656	$ 314,165
Prepaid insurance	245,617	92,035
Prepaid service fee	177,498	90,857
Rental deposits	14,783	12,011
Prepaid rental expenses	12,923	13,205
Other receivables	2,489	47,697
Others	23,934	23,508
Other receivables and prepayments	$ 997,900	$ 593,478